UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 7/31/10

Item 1.  Reports to Stockholders.

Astor Long/Short ETF Fund

Annual Report

July 31, 2010

1-877-738-0333

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Investor,

The Astor Long/Short ETF Fund commenced trading in October 2009. At the time, the model for the Astor Long/Short strategy was in a neutral position (-0.1 beta target to the S&P 500 benchmark). It remained that way for the balance of 2009, and the S&P 500 gained 2.02% while the Astor Long/Short ETF was down -0.10%. As the majority of equity indices experienced a rally of 20%+ in 2009, in the face of an uncertain backdrop, we had a cautious viewpoint for the quarter into year-end 2009. Early in 2010, the fund returned to a net long exposure of 0.5 beta to the S&P 500. As transition occurred in some of the key economic factsets during Q4 of 2009 to a more stable view, Astor added long exposure into early 2010.

During the first four months of 2010, the US and global economic recovery continued to gain momentum. While first quarter earnings reports showed gains in top-line growth, US payrolls added the largest amount of workers since 2007. Domestic equities were the leader in global returns as many developed and emerging markets lagged the US as worries surrounding the Euro-zone credit default risk weighed on those areas. Commodity price gains lagged as risky assets were liquidated. One of the main macro economic components that Astor looks at, the non-farm payroll numbers, were still lagging in the recovery until the March and April non-farm payroll reports. The job gains were padded by the addition of census workers by the government, which was a detraction to payroll growth in months to follow.

The second quarter of 2010 turned in the worst performance since Q3 2008. The economy continued its transition out of the recovery phase. Meanwhile, the markets peaked at their highest levels in eighteen months in late April on the prospects of a sustained recovery. As May came, concern over sovereign debt issues in Europe pulled all of the future worries/ headwinds (ie: deficits, unemployment) to the immediate forefront and the markets were unable to handle this. Volatility was a persistent force from May-July as growth optimism turned to double-dip recession fears. The Astor Long/Short ETF Fund utilized a drop in the market in early May as a point to add portfolio exposure, taking our exposure/beta up to a target 0.70.

Over the entire fiscal period (10/19/09-7/31/10), the Astor Long/Short ETF Fund lost -1.20%, while the S&P 500 benchmark added 1.90%. This was almost entirely explained by the differential in the Nov-Dec ’09 period described above. From 12/31/09-7/31/10, the fund lost -1.10%, net of fees, versus a decline of -0.11% in the S&P 500. Highlighting one more cross-section of the past year, 4/30/10-7/31/10, the Astor Fund was down -3.89% net of fees while the S&P 500 fell -6.69%. This was the four month period that began with the sovereign debt crisis in Europe and led to the May “flash crash” and subsequent volatility. The Astor Long/Short ETF Fund absorbed only 58% of this loss on a net basis. We continue to maintain our exposure to the markets on the basis that our analysis observes a continued growth in the economy, albeit a slower pace. We will be watching a number of reports over the coming quarters for further signs of support, or if the headwinds will pull harder at global growth than initial estimates.

Sincerely,

Robert Stein

Managing Partner

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

Beta describes how the expected return of a stock or portfolio is correlated to the return of the financial market as a whole. A Beta greater than 1.00 indicates the portfolio is more volatile than the market, and a Beta less than 1.00 indicates the portfolio is less volatile than the market.

NLD Review Code: 1367-NLD-9/23/2010

Astor Long/Short ETF Fund

PORTFOLIO REVIEW

July 31, 2010 (Unaudited)

The Fund’s performance figures* for the period ending July 31, 2010, compared to its benchmarks:

	Inception** – July 31, 2010	Inception*** – July 31, 2010
Astor Long/Short ETF Fund – Class C Shares	N/A	-3.44%
Astor Long/Short ETF Fund – Class I Shares	-1.20%	N/A
Astor Long/Short ETF Fund – Class R Shares	-1.40%	N/A
S&P 500 Total Return Index	1.90%	-3.57%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-738-0333.

** Inception date is October 19, 2009.

*** Inception date is March 12, 2010.

   The Fund’s Top Asset Classes are as follows:

Asset Classes:	% of Net Assets
Exchange Traded Funds - Equity	61.6%
Exchange Traded Funds – Debt	19.3%
Exchange Traded Funds - Commodity	8.0%
Other, Cash & Cash Equivalents	11.1%
100.00%

Astor Long/Short ETF Fund
PORTFOLIO OF INVESTMENTS
July 31, 2010
	Shares		Value
		EXCHANGE TRADED FUNDS - 88.9%
		COMMODITY - 8.0%
	16,800	GreenHaven Continous Commodity Index Fund *	$ 443,688
	6,014	iPath Dow Jones-UBS Copper Subindex Total Return *	266,480
	8,665	PowerShares DB Silver Fund *	275,460
			985,628

		DEBT - 19.3%
	6,659	iShares iBoxx $ High Yield Corporate Bond Fund	590,121
	5,639	iShares iBoxx Investment Grade Corporate Bond Fund	621,982
	12,997	ProShares Short 20+ Year Treasury *	559,521
	15,230	SPDR Barclays Capital High Yield Bond ETF	600,518
			2,372,142

		EQUITY - 61.6%
	12,032	Consumer Discretionary Select Sector SPDR Fund	378,286
	6,432	iShares Dow Jones US Medical Devices Index Fund	337,037
	13,488	iShares Dow Jones US Oil Equipment & Services Index Fund	567,980
	18,529	iShares Dow Jones US Telecommunications Sector Index Fund	376,880
	14,661	iShares MSCI Emerging Markets Index Fund/United States	606,965
	7,017	iShares Nasdaq Biotechnology Index Fund *	568,588
	9,120	iShares Russell 2000 Index Fund	593,347
	17,582	iShares S&P North American Technology-Semiconductors Index Fund	808,420
	10,897	Materials Select Sector SPDR Fund	348,595
	12,822	Powershares QQQ	587,376
	29,691	SPDR S&P Dividend ETF	1,439,717
	14,589	SPDR S&P Pharmaceuticals ETF	579,913
	12,292	Utilities Select Sector SPDR Fund	373,308
			7,566,412

		TOTAL EXCHANGE TRADED FUNDS
		(Cost $11,035,024)	10,924,182

		TOTAL INVESTMENTS - 88.9% (Cost $11,035,024) (a)	$ 10,924,182
		OTHER ASSETS & LIABILITIES - 11.1%	1,358,479
		TOTAL NET ASSETS - 100.0%	$ 12,282,661

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,038,757 and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 87,115
		Unrealized Depreciation:	(201,690)
		Net Unrealized Depreciation:	$ (114,575)
*	Non-Income producing security.

See accompanying notes to financial statements.

Astor Long/Short ETF Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2010

ASSETS
Investment securities:
At cost	$ 11,035,024
At value	$ 10,924,182
Cash	1,665,231
Receivable for Fund shares sold	59,742
Receivable due from Advisor	4,685
Dividends and interest receivable	408
Prepaid expenses and other assets	18,858
TOTAL ASSETS	12,673,106

LIABILITIES
Payable for investments purchased	331,800
Payable for Fund shares repurchased	33,562
Fees payable to other affiliates	1,904
Distribution (12b-1) fees payable	1,642
Accrued expenses and other liabilities	21,537
TOTAL LIABILITIES	390,445
NET ASSETS	$ 12,282,661

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 12,467,353
Accumulated net realized loss from security transactions	(73,850)
Net unrealized depreciation of investments	(110,842)
NET ASSETS	$ 12,282,661

Net Asset Value Per Share:
Class C Shares:
Net Assets	$ 1,797,496
Shares of beneficial interest outstanding	182,610
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.84

Class I Shares:
Net Assets	$ 9,135,480
Shares of beneficial interest outstanding	924,806
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.88

Class R Shares:
Net Assets	$ 1,349,685
Shares of beneficial interest outstanding	136,853
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.86

See accompanying notes to financial statements.

Astor Long/Short ETF Fund
STATEMENT OF OPERATIONS
For the Period Ended July 31, 2010 (a)

INVESTMENT INCOME
Dividends	$ 80,753
Interest	3,401
TOTAL INVESTMENT INCOME	84,154

EXPENSES
Investment advisory fees	49,681
Professional fees	33,894
Transfer agent fees	33,893
Administrative services fees	26,150
Accounting services fees	21,169
Registration fees	19,931
Compliance officer fees	9,966
Printing and postage expenses	7,966
Distribution (12b-1) fees, Class C shares	2,918
Distribution (12b-1) fees, Class R shares	2,366
Custodian fees	3,987
Trustees fees and expenses	2,991
Insurance expense	487
Other expenses	4,994
TOTAL EXPENSES	220,393

Less: Fees waived/expenses reimbursed by the Advisor	(114,929)

NET EXPENSES	105,464
NET INVESTMENT LOSS	(21,310)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from security transactions	(74,631)
Distributions of long term capital gains from underlying investment companies	566
Net change in unrealized appreciation (depreciation) of investments	(110,842)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(184,907)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (206,217)

(a) The Astor Long/Short ETF Fund commenced operations on October 19, 2009.

See accompanying notes to financial statements.

Astor Long/Short ETF Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
July 31,
2010 (a)
FROM OPERATIONS
Net investment loss	$ (21,310)
Net realized loss from security transactions	(74,631)
Distributions of long term capital gains from underlying investment companies	566
Net change in unrealized appreciation (depreciation) of investments	(110,842)
Net decrease in net assets resulting from operations	(206,217)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class C	1,838,059
Class I	10,365,176
Class R	2,161,631
Payments for shares redeemed:
Class C	(24,057)
Class I	(1,081,352)
Class R	(770,579)
Net increase in net assets from shares of beneficial interest	12,488,878

TOTAL INCREASE IN NET ASSETS	12,282,661

NET ASSETS
Beginning of Period	-
End of Period *	$ 12,282,661
*Includes accumulated net investment loss of:	$ -

SHARE ACTIVITY
Class C:
Shares Sold	185,055
Shares Redeemed	(2,445)
Net increase in shares of beneficial interest outstanding	182,610

Class I:
Shares Sold	1,035,252
Shares Redeemed	(110,446)
Net increase in shares of beneficial interest outstanding	924,806

Class R:
Shares Sold	215,217
Shares Redeemed	(78,364)
Net increase in shares of beneficial interest outstanding	136,853

(a) The Astor Long/Short ETF Fund Class I and R commenced operations October 19, 2009. Class C commenced operations on March 12, 2010.

See accompanying notes to financial statements.

Astor Long/Short ETF Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class C	Class I	Class R
	Period Ended	Period Ended	Period Ended
	July 31,	July 31,	July 31,
	2010 (1)	2010 (1)	2010 (1)
Net asset value, beginning of period	$ 10.19	$ 10.00	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.03)	(0.03)	(0.05)
Net realized and unrealized
loss on investments	(0.32)	(0.09)	(0.09)
Total from investment operations	(0.35)	(0.12)	(0.14)

Net asset value, end of period	$ 9.84	$ 9.88	$ 9.86

Total return (3)(8)	(3.44)%	(1.20)%	(1.40)%

Net assets, at end of period (000s)	$ 1,797	$ 9,135	$ 1,350

Ratio of gross expenses to average
net assets (4)(5)(6)	4.05%	4.40%	4.64%
Ratio of net expenses to average
net assets (5)(6)	2.74%	2.01%	2.35%
Ratio of net investment loss
to average net assets (5)(7)	(0.77)%	(0.32)%	(0.67)%

Portfolio Turnover Rate (8)	83%	83%	83%

(1)	The Astor Long/Short ETF Fund's Class I and Class R shares commenced operations October 19, 2009. Class C commenced operations March 12, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Not annualized.

See accompanying notes to financial statements.

Astor Long/Short ETF Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2010

1.

ORGANIZATION

The Astor Long/Short ETF Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund currently offers three distinct share classes; Class I, Class R, and Class C. The Fund seeks total return through a combination of capital appreciation and income.

The Fund currently offers Class I, Class R shares and Class C shares.    Class I, Class R and Class C shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Astor Long/Short ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 10,924,182	$ -	$ -	$ 10,924,182
Total	$ 10,924,182	$ -	$ -	$ 10,924,182

                          The Fund did not hold any level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Astor Long/Short ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Distributions received from investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income, capital gains and return of capital from the MLP. Investment income and return of capital is recorded based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year-end of the Fund.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (none), or expected to be taken in the Fund’s 2009 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Astor Long/Short ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010

3. INVESTMENT TRANSACTIONS

For the period ended July 31, 2010, cost of purchases and proceeds from sales of portfolio securities,

other than short-term investments and U.S. Government securities, amounted to $16,301,778 and $5,192,123, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Astor Asset Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until March 31, 2011, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.74%, 1.99% and 2.74% per annum of the Fund’s average daily net assets for Class I, Class R and Class C shares, respectively.   Prior to March 5th, 2010, the Advisor had agreed to waive fees and reimburse the Fund for other expenses to the extent necessary so that expenses did not exceed 2.74% and 2.99% for Class I and Class R shares, respectively.   For the period ended July 31, 2010, the Advisor waived fees in the amount of $49,681 and reimbursed expenses in the amount of $65,248.

Astor Long/Short ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.74%, 1.99% and 2.74% of average daily net assets attributable to Class I, Class R and Class C shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.74%, 1.99% and 2.74% of average daily net assets for each share class. If Fund Operating Expenses attributable to Class I, Class R and Class C shares subsequently exceed 1.74%, 1.99% and 2.74%, respectively per annum of the average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

As of July 31, 2010, the Advisor has $114,929 of waived/reimbursed expenses that may be recovered no later than July 31, 2013.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class R shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class I, Class R and Class C shares. The Distributor is an affiliate of GFS.

The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, and transfer agency services to the Fund as follows:

Astor Long/Short ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $35,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $25,000 plus $6,000 for each additional share class above one plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $18,000 per share class and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended July 31, 2010, the Fund incurred expenses of $9,966 for compliance services pursuant to the Trust’s Agreement with NLCS.  Such fees are included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended July 31, 2010, GemCom collected amounts totaling $1,798 for EDGAR and printing services performed.   Such fees are included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

Astor Long/Short ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010

5.  NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

6.  TAX COMPONENTS OF CAPITAL

As of July 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation and accumulated net realized loss from security transactions are primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $70,117 of such capital losses.

Permanent book and tax differences primarily attributable to net operating losses, grantor trust and partnership adjustments, resulted in reclassification for the Fund for the period ended July 31, 2010 as follows: a decrease in paid in capital of $21,525; a decrease in accumulated net investment loss of $21,310; and a decrease in accumulated net realized loss from security transactions of $215.

7.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   In addition, the Fund is required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements and has noted the following.

Astor Long/Short ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010

On Wednesday, August 11, 2010, the Board, including a majority of the non-interested Trustees of the Board (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940 (the “1940 Act”), approved, subject to shareholder approval, interim and final management agreements, each between the Trust, on behalf of the Astor Long/Short ETF Fund (the “Fund”) and Astor Asset Management, LLC, the Fund’s current adviser (“Astor”).

Shareholder approval of the final management agreement shall be requested in connection with a proposed change in the ownership of Astor, as described below. Astor is owned by Astor Financial, Inc. (99%) and Robert Stein (1%), the Fund’s portfolio manager. Mr. Stein owns 100% of the shares of Astor Financial, Inc. Mr. Stein has entered into an agreement with Knight Capital Group, Inc. (“Knight”) under which Knight will purchase 100% of the membership interests in Astor, which is scheduled to occur on or about October 1, 2010.

A special meeting of shareholders will be held to approve the new management agreement within 150 days of Knight’s acquisition of the membership interests in Astor.

As of September 28, 2010, there is no estimate available as to the financial effect of the change in ownership. Fund management does not expect any financial effect as a result of the change in ownership.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees

Astor Long/Short ETF Fund

(Northern Lights Fund Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of  investments, of Astor Long/Short ETF Fund (the “Fund”), a series of the Northern Lights Fund Trust, as of July 31, 2010, and the related statements of operations and changes in net assets and the financial  highlights for the period October 19, 2009 (commencement of operations) through July 31, 2010.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Astor Long/Short ETF Fund as of July 31, 2010, the results of its operations and changes in net assets and the financial highlights for the period from October 19, 2009 (commencement of operations) through July 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

September 28, 2010

Astor Long/Short ETF Fund

EXPENSE EXAMPLES

July 31, 2010 (Unaudited)

As a shareholder of the Astor Long/Short ETF Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Astor Long/Short ETF Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 through July 31, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Astor Long/Short ETF Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 3/12/10	Ending Account Value 7/31/10	Expenses Paid During Period 3/12/10 – 7/31/10	Expense Ratio During Period*** 3/12/10 – 7/31/10
Class C	$1,000.00	$965.60	$6.95*	2.74%
Actual	Beginning Account Value 2/1/10	Ending Account Value 7/31/10	Expenses Paid During Period 2/1/10 – 7/31/10	Expense Ratio During Period*** 2/1/10 – 7/31/10
Class I	$1,000.00	$1,013.30	$7.84**	1.57%
Class R	1,000.00	1,012.30	9.13**	1.83

Hypothetical (5% return before expenses)	Beginning Account Value 2/1/10	Ending Account Value 7/31/10	Expenses Paid During Period 2/1/10 – 7/31/10	Expense Ratio During Period*** 2/1/10 – 7/31/10
Class C	$1,000.00	$1,011.21	$9.13**	2.74%
Class I	1,000.00	1,017.01	7.85**	1.57
Class R	1,000.00	1,015.72	9.15**	1.83

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (141) divided by the number of days in the fiscal year (365).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

***Annualized.

Astor Long/Short ETF Fund

SUPPLEMENTAL INFORMATION

July 31, 2010 (Unaudited)

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE ADVISORY AGREEMENT

In connection with a regular meeting held on June 25, 2009 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Astor Asset Management, LLC (“AAM” or the “Adviser”) and the Trust, on behalf of Astor Long/Short ETF Fund (“Astor” or the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because Astor has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Adviser’s past performance with its existing accounts, as well as other factors relating to the adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the Fund.  The Trustees reviewed information regarding fees and expenses of comparable funds and concluded that Astor’s advisory fee and expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Adviser, and the level of fees paid by the funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of GMG for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of Astor’s expense limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Astor Long/Short ETF Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2010 (Unaudited)

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of each Trust and the shareholders of the Fund.

Astor Long/Short ETF Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2010 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

      Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee
L. Merill Bryan Age: 66	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) (1966-2005).	55	AdvisorOne Funds (10 portfolios)
Anthony J. Hertl Age: 60	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	55	AdvisorOne Funds (10 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010) and Greenwich Advisors Trust
Gary W. Lanzen Age: 56	Trustee Since 2005	Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company) (since 2000).	55	AdvisorOne Funds (10 portfolios)
Mark H. Taylor Age: 46	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); Member, John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	55	Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

Astor Long/Short ETF Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2010 (Unaudited)

     Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Michael Miola*** Age: 57	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	55	AdvisorOne Funds (10 portfolios); Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 41	President Since2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 48	Secretary Since 2005	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC; (since 2003); In-house Counsel, The Dreyfus Funds (1999 – 2003).	N/A	N/A

Astor Long/Short ETF Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2010 (Unaudited)

     Interested Trustees and Officers (continued)

Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	Treasurer Since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
Lynn Bowley Age: 51	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

      * The term of office for each Trustee and officer listed above will continue indefinitely.

      ** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

      *** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor)..

The Funds' Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free 1-877-738-0333 to request a copy of the SAI or to make shareholder inquiries.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of this Prospectus

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-738-0333 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-738-0333.

INVESTMENT ADVISOR

Astor Asset Management, LLC

111 S. Wacker Drive, Suite 3950

Chicago, IL 60606

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2010 - $ 13,000

(b)

Audit-Related Fees

2010 – None

(c)

Tax Fees

2010 - $ 2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2010 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

 2010

Audit-Related Fees:

0.00%

                          Tax Fees:

0.00%

                          All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                          2010 – $2,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/7/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/7/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/7/10